Earnings (Loss) Per Common Share (Computation of Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Basic
Net earnings (loss)	$ 1,627	$ 4,477
Dividends on Series B preferred stock and accretion of discount	(857)	(857)
Net income attributable to common stockholders	$ 770	$ 3,620
Weighted average common shares outstanding including unvested share-based payment awards	16,020,847	15,857,127
Less: Unvested share-based payment awards
Average shares	16,020,847	15,857,127
Basic earnings per common share	$ 0.05	$ 0.23
Diluted
Add back: Preferred Dividends on Series B stock	$ 857	$ 857
Net loss allocated to common stockholders	$ 770	$ 4,477
Add: Dilutive effects of assumed exercises of stock options	38,184	8,473
Add: Dilutive effects of assumed exercises of Series B preferred stock		6,857,143
Average shares and dilutive potential common shares	16,059,031	22,722,743
Diluted loss per common share	$ 0.05	$ 0.20